Expense Example	Nov. 01, 2026 USD ($)
Principal Active High Yield ETF | Principal Active High Yield ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Principal Capital Appreciation Select ETF | Principal Capital Appreciation Select ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Principal CLO ETF | Principal CLO ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Principal Equity Premium Income ETF | Principal Equity Premium Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Principal Finisterre Emerging Markets Diversified Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Principal Focused Blue Chip ETF | Principal Focused Blue Chip ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Principal Growth ETF | Principal Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Principal Inflation Protection ETF | Principal Inflation Protection ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Principal International Equity ETF | Principal International Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Principal Investment Grade Corporate ETF Series | Principal Investment Grade Corporate ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Principal Long Duration ETF | Principal Long Duration ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Principal Real Estate Active Opportunities ETF | Principal Real Estate Active Opportunities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Principal Securitized Debt ETF | Principal Securitized Debt ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Principal Spectrum Preferred and Income ETF | Principal Spectrum Preferred and Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Principal Spectrum Preferred Securities Active ETF | Principal Spectrum Preferred Securities Active ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Principal U.S. Mega-Cap ETF | Principal U.S. Mega-Cap ETF, Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	154
Principal U.S. Small Cap ETF | Principal U.S. Small Cap ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Principal Value ETF | Principal Value ETF Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192